Held for sale (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Assets and Liabilities	Held for sale assets in 2019 relate to the 25% holding in Penguin Random House prior to its disposal in April 2020. The held for sale balances are analysed as follows:

	2020	2019
All figures in £ millions	Total	Total
Non-current assets
Plant, property and equipment	48	—
Investments in joint ventures and associates	—	397

	48	397

Current assets
Trade and other receivables	6	—
Cash and cash equivalents	19	—

	25	—

Assets classified as held for sale	73	397

Non-current liabilities
Financial liabilities – borrowings	(66)	—

	(66)	—

Current liabilities
Trade and other liabilities	(5)	—
Financial liabilities – borrowings	(3)

	(8)	—

Liabilities classified as held for sale	(74)	—

Net (liabilities)/assets classified as held for sale	(1)	397